Fair Value Measurements - Schedule of Warrant Liabilities, Change In Using Black Scholes to Monte Carlo Simulation Assumptions (Details)	Jun. 30, 2020 Integer $ / shares shares	Apr. 23, 2020 $ / shares shares	Apr. 02, 2020 $ / shares shares	Dec. 31, 2019 Integer $ / shares shares
Exercise Price | $ / shares		$ 9.00	$ 7.74
Fair value assumption, warrant Contractual term (years)		3 years	5 years
Number of subsidiary warrants outstanding | shares		55,172	142,118
Subsidiary Warrant Liability [Member]
Exercise Price | $ / shares	$ 0.75			$ 0.75
Stock price - subsidiary | $ / shares	0.05			0.02
Fair value of stock price | $ / shares
Subsidiary Warrant Liability [Member] | Risk Free Interest Rate [Member]
Fair value of warrant liability, measurement input, percentage	0.0017			0.0162
Subsidiary Warrant Liability [Member] | Contractual Term (Years) [Member]
Fair value assumption, warrant Contractual term (years)	2 years 6 months 29 days			3 years 29 days
Subsidiary Warrant Liability [Member] | Expected Dividend Yield [Member]
Fair value of warrant liability, measurement input, percentage
Subsidiary Warrant Liability [Member] | Expected Volatility [Member]
Fair value of warrant liability, measurement input, percentage	0.692			0.837
Number of subsidiary warrants outstanding | shares	48,904,037			48,904,037
Warrant Liability [Member]
Exercise Price | $ / shares	$ 5.00
Fair value of underlying common shares | $ / shares	$ 10.45
Warrant Liability [Member] | Contractual Term (Years) [Member]
Fair value assumption, warrant Contractual term (years)	4 years 8 months 19 days
Warrant Liability [Member] | Expected Dividend Yield [Member]
Fair value of warrant liability, measurement input, percentage
Warrant Liability [Member] | Expected Volatility [Member]
Fair value of warrant liability, measurement input, percentage	0.505
Warrant Liability [Member] | Risk Free Rate [Member]
Fair value of warrant liability, measurement input, percentage	0.0017
Purchase Agreements Investors [Member]
Exercise Price | $ / shares	$ 7.00
Fair value of underlying common shares | $ / shares	$ 10.45
Purchase Agreements Investors [Member] | Contractual Term (Years) [Member] | Minimum [Member]
Fair value assumption, warrant Contractual term (years)	1 year 4 months 13 days
Purchase Agreements Investors [Member] | Contractual Term (Years) [Member] | Maximum [Member]
Fair value assumption, warrant Contractual term (years)	1 year 5 months 9 days
Purchase Agreements Investors [Member] | Expected Dividend Yield [Member]
Fair value of warrant liability, measurement input, percentage
Purchase Agreements Investors [Member] | Expected Volatility [Member] | Minimum [Member]
Fair value of warrant liability, measurement input, percentage	0.689
Purchase Agreements Investors [Member] | Expected Volatility [Member] | Maximum [Member]
Fair value of warrant liability, measurement input, percentage	0.702
Purchase Agreements Investors [Member] | Risk Free Rate [Member]
Fair value of warrant liability, measurement input, percentage	0.0016
ARETE Wealth Management [Member]
Exercise Price | $ / shares	$ 5.00
Fair value of underlying common shares | $ / shares	$ 10.45
ARETE Wealth Management [Member] | Contractual Term (Years) [Member]
Fair value assumption, warrant Contractual term (years)	4 years 10 months 25 days
ARETE Wealth Management [Member] | Expected Dividend Yield [Member]
Fair value of warrant liability, measurement input, percentage
ARETE Wealth Management [Member] | Expected Volatility [Member]
Fair value of warrant liability, measurement input, percentage	0.504
ARETE Wealth Management [Member] | Risk Free Rate [Member]
Fair value of warrant liability, measurement input, percentage	0.0028